Loans (Loan Portfolio By Class According To Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	$ 756,646	$ 672,028
SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	476,672	443,822
Residential and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	279,974	228,206
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	40,401	48,918
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	34,322	31,564
Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	40,607	37,611
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	339,693	317,471
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	21,649	8,258
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	401,949	363,340
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	220,878	182,067
Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	41,451	43,704
Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	17,645	2,435
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	59,096	46,139
Pass [Member] | SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	434,960	396,666
Pass [Member] | Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	35,827	43,778
Pass [Member] | Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	24,415	20,641
Pass [Member] | Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	38,054	34,946
Pass [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	315,015	289,220
Pass [Member] | Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	21,649	8,081
Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	374,718	332,247
Special Mention [Member] | SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	30,042	34,266
Special Mention [Member] | Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	2,250	2,035
Special Mention [Member] | Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	5,967	9,595
Special Mention [Member] | Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	1,270	1,499
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	20,555	21,137
Special Mention [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	21,825	22,636
Substandard [Member] | SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	11,670	12,890
Substandard [Member] | Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	2,324	3,105
Substandard [Member] | Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	3,940	1,328
Substandard [Member] | Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	1,283	1,166
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	4,123	7,114
Substandard [Member] | Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment		177
Substandard [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	5,406	8,457
Performing Financing Receivable [Member] | Residential and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	278,784	220,799
Performing Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	220,233	176,340
Performing Financing Receivable [Member] | Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	40,908	42,029
Performing Financing Receivable [Member] | Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	17,643	2,430
Performing Financing Receivable [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	58,551	44,459
Nonperforming Financing Receivable [Member] | Residential and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	1,190	7,407
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	645	5,727
Nonperforming Financing Receivable [Member] | Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	543	1,675
Nonperforming Financing Receivable [Member] | Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	2	5
Nonperforming Financing Receivable [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	$ 545	$ 1,680